Earnings/(Loss) per Share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings/(Loss) per Share	Earnings/(Loss) per Share
The basic and diluted income/(loss) per share has been calculated by dividing the income/(loss) for the year attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the years ended December 31, 2022, 2021 and 2020, respectively. During the years ended December 31, 2022 and 2021 the Company incurred a net loss and therefore all outstanding potential securities were considered anti-dilutive. The amount of potential securities that were excluded from the calculation amounted to 3,134,131 and 6,553,905 shares, respectively.
Earnings/(Loss) Attributable to Owners of the Company:

	2022		2021		2020
	Basic $000s	Diluted $000s	Basic $000s	Diluted $000s	Basic $000s	Diluted $000s
Income/(loss) for the year, attributable to the owners of the Company	(50,354)	(50,354)	(60,558)	(60,558)	5,985	5,985
Income/(loss) attributable to ordinary shareholders	(50,354)	(50,354)	(60,558)	(60,558)	5,985	5,985
Weighted-Average Number of Ordinary Shares:

	2022		2021		2020
	Basic	Diluted	Basic	Diluted	Basic	Diluted
Issued ordinary shares at January 1,	287,796,585	287,796,585	285,885,025	285,885,025	285,370,619	285,370,619
Effect of shares issued	690,772	690,772	705,958	705,958	233,048	233,048
Effect of dilutive shares (please refer to Note 8)	—	—	—	—	—	7,252,246
Effect of treasury shares purchased	(3,727,922)	(3,727,922)	—	—	—	—
Weighted average number of ordinary shares at December 31,	284,759,435	284,759,435	286,590,983	286,590,983	285,603,667	292,855,913
Earnings/(Loss) per Share:

	2022		2021		2020
	Basic $	Diluted $	Basic $	Diluted $	Basic $	Diluted $
Basic and diluted earnings/(loss) per share	(0.18)	(0.18)	(0.21)	(0.21)	0.02	0.02